Equity	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
EQUITY
NOTE 8 – EQUITY

Common Stock

On December 31, 2013 the Company had 126,970 issued and outstanding and the Company had 800,000,000 common shares authorized (See Note 13).

Each share of common stock shall have one (1) vote per share for all purpose subject to the voting rights of the Company’s preferred shares (see below). Our common stock does not provide a preemptive, subscription or conversion rights and there are no redemption or sinking fund  provisions or rights. Our common stock holders are not entitled to cumulative voting for election of Board of Directors.

Fiscal Year Ended December 31, 2013

On December 18, 2013 the Company approved a 1 for 200 reverse stock split.

Stock Issued for Services

On November 12, 2013 the Company issued 875 of its common stock for consulting services with an estimated fair value of $21,350 per share and recorded an expense of $21,350.

Stock Issued for Cash

On November 4, 2013 the Company issued 2,762 of its common stock for $67,500. The shares issued are non-dilutable, up to 5% of the issued and outstanding capital stock of the Company. Should these shares be sold or transferred, this provision will cease to be in effect. At December 31, 2013, there are 2,022 shares of common stock issuable for the non-dilution provision.

Stock Cancelled

During the year ended December 31, 2013, the Company cancelled 57,000 shares of common stock as follows:

Date	Number of Shares
July 24, 2013	7,000
August 19, 2013	50,000
Total	57,000

Stock Issued in Connection with the Conversion of Debt

During the year ended December 31, 2013, the Company issued 3,000 shares of common stock  valued at $177,662 for the conversion of the principal and accrued interest of debt held by six (6) convertible debt holder. The Company also issued 5,000 shares of common stock valued at $32,700 for the conversion of the principal and accrued interest of debt held by one (1) convertible debt holders.  The conversion price was agreed to by the transacting parties.    The fair values of the shares of common stock issued for the conversion of debt was recorded as a reduction in convertible notes payable and accrued interest for the year ended December 31, 2013.

Date	Number of Shares	Fair Value
July 31, 2013	3,000	$177,662
December 4, 2013	5,000	$32,700
Total	8,000	$210,362

Stock Issued for Reverse Merger Acquisition

On August 15, 2013, the Company issued 75,000 shares of common stock of the Company.    The Company also issued 2,500 super voting preferred shares of the Company (see Note 11).

Stock Issuable for Services

At December 31, 2013, the Company had 11,872,817 shares issuable to consultant, officers and directors services performed during the year-ended December 31, 2013, recorded as consulting expenses of $1,448,410.

Fiscal Year Ended December 31, 2012

No shares were issued for the year ended December 31, 2012.

Preferred Stock

We are authorized to issue 10,000,000 shares of preferred stock, $0.001 par value per share. The preferred stock may be divided into number of series as our Board of Directors may determine. Our Board of Directors is authorized to determine and alter the rights, preferences, privileges and restrictions granted to and imposed upon any wholly issued series of preferred stock, and to fix the number of shares of any series of preferred stock and the designation of any such series of preferred stock. Currently there are 2,500 shares of Series A Convertible Super-Voting Preferred Stock issued and outstanding, held by the President.

Series A Convertible Super-Voting Preferred Stock

Our Board of Directors has designated a series of preferred stock entitled Series A Convertible Super-Voting Preferred Stock. Each of these preferred shares has a common stock conversion rate of 1/1000 of the total issued shares of the common stock of the purchaser at the time of conversion. Furthermore, these preferred shares will at all times prior to their total conversion have a collective voting right equal to 50% of the total outstanding voting power of the company. As of December 31, 2013 the President has voting control of the Company, with the voting power to elect the Company’s Board of Directors.

Share Purchase Warrants

		Weighted Average
		Exercise
	Number of	Price
	Warrants	$
Balance, December 31, 2011 and 2012	-	-
Warrants issued with convertible debentures	297	126

Balance, December 31, 2013	297	126

Details of share purchase warrants outstanding as of December 31, 2013 are:

Number of Warrants Outstanding and Exercisable
Number	Exercise Price per Share	Expiry Date

297	$126	November 8, 2019
297	$126